Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets - Other intangible assets (Tables) [Abstract]
The details by asset category of the 'other intangible assets'

The details by asset category of the "other intangible assets" of the consolidated financial statements are as follow:

Cost	IT developments	Other assets	Total
Balance at December 31, 2014	4,577,074	356,868	4,933,942
Additions	607,642	3,647	611,289
Additions resulting mergers	759	1	760
Write-off	(11,282)	-	-11,282
Transfers	28,307	37,200	65,507
Balance at December 31, 2015	5,202,500	397,716	5,600,216

Additions	652,490	18,395	670,885
Additions resulting mergers	250	89	339
Write-off	-450	-10,202	-10,652
Additions / disposals (net) due to change in the scope of consolidation	4	-	4
Transfers	12,150	-	12,150
Balance at December 31, 2016	5,866,944	405,998	6,272,942

Additions	824,411	12,072	836,483
Write-off	(125,307)	-7,096	-132,403
Transfers	4,633	-	4,633
Balance at December 31, 2017	6,570,681	410,974	6,981,655

Accumulated amortization	IT developments	Other assets	Total
Balance at December 31, 2014	-2,464,273	-233,532	(2,697,805)
Additions	(413,450)	-46,861	-460,311
Additions resulting mergers	-115	-	(115)
Write-off	10,169	-	10,169
Transfers	18,675	13,614	32,289
Balance at December 31, 2015	-2,848,994	-266,779	(3,115,773)

Additions	(304,046)	-24,005	-328,051
Additions resulting mergers	-249	-	(249)
Write-off	141	10,202	10,343
Additions / disposals (net) due to change in the scope of consolidation	-1	-	(1)
Transfers	32,167	3,427	35,594
Balance at December 31, 2016	-3,120,982	-277,155	(3,398,137)

Additions	(449,709)	-21,571	-471,280
Write-off	854	5,500	6,354
Transfers	17,402	464	17,866
Balance at December 31, 2017	-3,552,435	-292,762	(3,845,197)

Losses from non-recovery (Impairment) - IT
Balance at December 31, 2014	(285,834)	-	-285,834
Impact on net profit (1)	(670,556)	-8,698	-679,254
Write-off	(38,412)	-	-38,412
Balance at December 31, 2015	(994,802)	-8,698	(1,003,500)

Impact on net profit	898	-6,736	-5,838
Transfers	16,193	143	16,336
Balance at December 31, 2016	(977,711)	-15,291	-993,002

Impact on net profit (2)	(306,110)	-	-306,110
Write-off	441	-	441
Balance at December 31, 2017	-1,283,380	-15,291	(1,298,671)

Carrying amount
Balance at December 31, 2015	1,358,704	122,239	1,480,943
Balance at December 31, 2016	1,768,251	113,552	1,881,803
Balance at December 31, 2017	1,734,866	102,921	1,837,787

(1) In 2015, includes impairment loss of assets in the acquisition and development of software in the amount of R$674,780. The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.